Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interests
Beginning Balance	$ 638,846	$ 4,346,216
Proportionate shares of net loss	(2,334,853)	(3,501,808)	$ (3,601,728)
Foreign currency translation adjustment	(28,620)	(205,562)
Total	$ (1,724,627)	$ 638,846	$ 4,346,216